Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2019
Entity Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Entity Inv Company Type	N-1A
Document Creation Date	Jun. 04, 2019
Amendment Flag	false
Document Effective Date	Jun. 05, 2019
Prospectus Date	Jun. 05, 2019
KFA Large Cap Quality Dividend Index ETF (Prospectus Summary) | KFA Large Cap Quality Dividend Index ETF | KFA Large Cap Quality Dividend Index ETF
Risk/Return:
Trading Symbol	KLCD
KFA Small Cap Quality Dividend Index ETF (Prospectus Summary) | KFA Small Cap Quality Dividend Index ETF | KFA Small Cap Quality Dividend Index ETF
Risk/Return:
Trading Symbol	KSCD